UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422
                                                     ---------

                     Lotsoff Capital Management Equity Trust
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60605
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 368-1442
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                   Date of reporting period: December 31, 2004
                                             -----------------

Item 1.  Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

             COMMON STOCK                          97.82%

             ADVERTISING                            0.07%
     4,200   EMAK Worldwide, Inc.*                                 $    42,000
                                                                 -------------

             AEROSPACE/DEFENSE                      1.43%
    11,720   The Allied Defense Group, Inc.*                           260,770
     3,300   ARGON ST, Inc.*                                           116,985
     6,300   Ducommun, Inc.*                                           131,355
    17,200   Herley Industries, Inc.*                                  349,848
                                                                 -------------
                                                                       858,958
                                                                 -------------
             AIRLINES                               0.56%
    19,600   MAIR Holdings, Inc.*                                      180,320
    15,600   Mesa Air Group, Inc.*                                     123,864
    10,700   Midwest Air Group, Inc.*                                   31,137
                                                                 -------------
                                                                       335,321
                                                                 -------------
             APPAREL                                1.91%
    12,900   Ashworth, Inc.*                                           140,481
     2,900   Deckers Outdoor Corp.*                                    136,271
     7,500   Haggar Corp.                                              176,093
     8,700   Perry Ellis International, Inc.*                          177,045
     8,900   Rocky Shoes & Boots, Inc.*                                264,330
     8,300   Tandy Brands Accessories, Inc.                            123,006
    33,400   Unifi, Inc.*                                              127,922
                                                                 -------------
                                                                     1,145,148
                                                                 -------------
             AUTO PARTS & EQUIPMENT                 1.52%
     9,600   Aftermarket Technology Corp.*                             154,560
    13,700   Dura Automotive Systems, Inc.*                            148,371
     3,000   Intier Automotive, Inc.                                    94,950
     2,300   Noble International Ltd.                                   46,897
     9,300   Spartan Motors, Inc.                                      110,949
     1,600   Strattec Security Corp.*                                  100,192
    17,000   Titan International, Inc.                                 256,700
                                                                 -------------
                                                                       912,619
                                                                 -------------
             BANKS                                  5.53%
     5,650   AmericanWest Bancorp*                                     114,413
     2,300   Bank of the Ozarks, Inc.                                   78,269
     3,000   C&F Financial Corp.                                       120,450
     3,600   Capital Crossing Bank*                                    110,484
     2,600   Cascade Financial Corp.                                    48,880
     1,800   Central Coast Bancorp*                                     41,562
     5,400   Columbia Bancorp                                          105,678
     7,849   First Mutual Bancshares, Inc.                             203,956
     2,400   Foothill Independent Bancorp                               56,352
     2,300   Great Southern Bancorp, Inc.                               80,500
     1,800   Horizon Bancorp                                            48,060
    16,600   Intervest Bancshares Corp.*                               327,667
     2,135   Macatawa Bank Corp.                                        68,939
     2,740   Mercantile Bank Corp.                                     108,230
     2,000   Midsouth Bancorp, Inc.                                     54,000
     5,800   MidWestOne Financial Group, Inc.                          121,568

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

     1,200   National Bankshares, Inc.                                  64,224
     3,800   North Valley Bancorp                                       73,834
    11,200   Northrim BanCorp, Inc.                                    263,200
     3,000   Oak Hill Financial, Inc.                                  116,370
     3,200   Old Second BanCorp, Inc.                                  102,016
     6,000   Peoples Bancorp, Inc.                                     164,580
     3,500   Republic Bancorp, Inc.                                     89,950
     9,500   Republic First Bancorp, Inc.*                             145,350
     6,200   Sierra Bancorp                                            141,732
     6,000   Southwest Bancorp, Inc.                                   146,880
     2,100   Taylor Capital Group, Inc.                                 70,350
     2,200   United Security Bancshares                                 55,594
     2,600   Vineyard National Bancorp                                  85,436
     3,825   Virginia Commerce Bancorp, Inc.*                          108,324
                                                                 -------------
                                                                     3,316,848
                                                                 -------------
             BIOTECHNOLOGY                          4.73%
     4,000   Alexion Pharmaceuticals, Inc.*                            100,800
    14,600   Arena Pharmaceuticals, Inc.*                               97,674
    85,500   Arqule, Inc.*                                             495,045
    28,500   Avigen, Inc.*                                              92,910
    12,600   BioCryst Pharmaceuticals, Inc.*                            72,828
    14,350   BioSphere Medical, Inc.*                                   55,821
    15,300   Cell Genesys, Inc.*                                       123,930
    67,900   Curis, Inc.*                                              354,438
     7,200   Exact Sciences Corp.*                                      27,504
    40,800   Gene Logic, Inc.*                                         150,144
     6,100   Illumina, Inc.*                                            57,828
    12,200   Lifecell Corp.*                                           124,684
   213,900   Praecis Pharmaceuticals, Inc.*                            406,410
     7,500   Sangamo Biosciences, Inc.*                                 45,000
    66,900   Savient Pharmaceuticals, Inc.*                            181,299
    15,300   Sequenom, Inc.*                                            22,032
     2,000   Serologicals Corp.*                                        44,240
    37,600   Sonus Pharmaceuticals, Inc.*                              132,352
    11,400   Strategic Diagnostics, Inc.*                               39,900
    17,100   SuperGen, Inc.*                                           120,555
    18,700   Vical, Inc.*                                               87,890
                                                                 -------------
                                                                     2,833,284
                                                                 -------------
             BUILDING MATERIALS                     0.73%
     4,500   Craftmade International, Inc.                              88,745
     4,900   Drew Industries, Inc.*                                    177,233
       800   International Aluminum Corp.                               27,080
    18,600   US Concrete, Inc.*                                        142,662
                                                                 -------------
                                                                       435,720
                                                                 -------------

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

             CHEMICALS                              1.10%
     5,500   Balchem Corp.                                             190,795
     3,600   NewMarket Corp.*                                           71,640
     8,500   Penford Corp.                                             133,705
     3,100   Quaker Chemical Corp.                                      77,004
     4,900   Stepan Co.                                                119,364
     6,200   Wellman, Inc.                                              66,278
                                                                 -------------
                                                                       658,786
                                                                 -------------
             COMMERCIAL SERVICES                    4.64%
     4,300   ACE Cash Express, Inc.*                                   127,538
     6,800   Albany Molecular Research, Inc.*                           75,752
     4,000   AMN Healthcare Services, Inc.*                             63,640
     1,900   Bankrate, Inc.*                                            26,315
     4,200   Cadmus Communications Corp.                                53,760
     3,100   Concorde Career Colleges, Inc.*                            62,930
    13,500   Cornell Cos., Inc.*                                       204,930
     1,800   Corvel Corp.*                                              48,204
    24,200   Discovery Partners International, Inc.*                    114,950
     3,800   Exponent, Inc.*                                           104,462
     4,500   The Geo Group, Inc.*                                      119,610
     9,750   Healthcare Services Group, Inc.                           203,190
    17,100   Hooper Holmes, Inc.                                       101,232
    15,300   Integrated Alarm Services Group, Inc.*                     83,691
    18,600   Integrated Electrical Services, Inc.*                      90,024
     3,000   National Research Corp.*                                   48,450
    58,100   Newtek Business Services, Inc.*                           254,478
    33,100   Rewards Network, Inc.*                                    231,700
     2,800   SFBC International, Inc.*                                 110,600
    17,700   SM&A*                                                     150,999
    11,000   Source Interlink Cos., Inc.*                              146,080
     7,300   Steiner Leisure Ltd.*                                     218,124
     9,000   Team, Inc.*                                               139,950
                                                                 -------------
                                                                     2,780,609
                                                                 -------------
             COMPUTERS                              4.70%
    13,000   AMX Corp.*                                                214,110
     5,100   Analysts International Corp.*                              20,400
    10,000   Ansoft Corp.*                                             202,000
    10,900   Brooktrout, Inc.*                                         130,909
     7,200   Catapult Communications Corp.*                            173,952
     7,800   Dot Hill Systems Corp.*                                    61,152
     5,100   Dynamics Research Corp.*                                   90,933
     9,500   Echelon Corp.*                                             80,180
    18,200   InFocus Corp.*                                            166,712
    18,200   Iomega Corp.*                                             100,828
    21,700   LivePerson, Inc.*                                          68,138
     9,900   Neoware Systems, Inc.*                                     92,159
     5,100   PAR Technology Corp.*                                      57,732
     3,900   Pec Solutions, Inc.*                                       55,263
     6,000   Pomeroy IT Solutions, Inc.*                                91,260
     4,600   Printronix, Inc.                                           82,386

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

    23,500   Radiant Systems, Inc.*                                    152,985
     9,500   Radisys Corp.*                                            185,725
     1,500   Stratasys, Inc.*                                           50,340
     4,400   SYKES Enterprises, Inc.*                                   30,580
     4,200   Synaptics, Inc.*                                          128,436
    28,300   Synplicity, Inc.*                                         167,536
     4,700   Talx Corp.                                                121,213
     5,300   Tier Technologies, Inc., Class B*                          49,025
     7,300   Transact Technologies, Inc.*                              155,928
    10,400   Tyler Technologies, Inc.*                                  86,944
                                                                 -------------
                                                                     2,816,826
                                                                 -------------
             COSMETICS/PERSONAL CARE                0.34%
     1,500   Elizabeth Arden, Inc.*                                     35,610
    10,500   Inter Parfums, Inc.                                       166,950
                                                                 -------------
                                                                       202,560
                                                                 -------------
             DISTRIBUTION/WHOLESALE                 1.12%
     4,800   Building Material Holding Corp.                           183,792
     8,100   Central European Distribution Corp.*                      239,274
     6,300   Navarre Corp.*                                            110,880
     7,800   Valley National Gases, Inc.                               140,400
                                                                 -------------
                                                                       674,346
                                                                 -------------
             DIVERSIFIED FINANANCIAL SERVICES       3.38%
     3,700   Advanta Corp.                                              83,694
    21,100   Asta Funding, Inc.                                        566,324
     2,860   Bay View Capital Corp.                                     43,787
    11,500   Encore Capital Group, Inc.*                               273,470
     7,200   Federal Agricultural Mortgage Corp.                       167,760
    10,241   MFC Bancorp Ltd.*                                         204,820
     4,700   Stifel Financial Corp.*                                    98,465
    14,700   TradeStation Group, Inc.*                                 103,194
    10,300   United PanAm Financial Corp.*                             196,318
    10,500   World Acceptance Corp.*                                   288,855
                                                                 -------------
                                                                     2,026,687
                                                                 -------------
             ELECTRICAL COMPONENTS & EQUIPMENT      0.49%
     5,700   Encore Wire Corp.*                                         75,981
    13,000   The Lamson & Sessions Co.*                                118,300
     4,500   Wilson Greatbach Technologies, Inc.*                      100,890
                                                                 -------------
                                                                       295,171
                                                                 -------------
             ELECTRONICS                            4.25%
     2,000   Badger Meter, Inc.                                         59,900
     2,300   BEI Technologies, Inc.                                     71,024
    21,600   Compudyne Corp.*                                          161,136
     7,200   Cyberoptics Corp.*                                        107,064
     1,800   Daktronics, Inc.*                                          44,802
     3,300   Fargo Electronics, Inc.*                                   49,464
     5,600   Faro Technologies, Inc.*                                  174,608

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

     3,900   Frequency Electronics, Inc.                                57,915
     1,700   II-VI, Inc.*                                               72,233
    23,300   Innovex, Inc.*                                            126,985
     8,000   LaBarge, Inc.*                                            101,600
       900   Lowrance Electronics, Inc.                                 28,349
    26,100   Meade Instruments Corp.*                                   89,523
     6,900   Merix Corp.*                                               79,488
     5,900   Novatel, Inc.*                                            261,901
    22,500   NU Horizons Electronics Corp.*                            179,550
     7,400   OSI Systems, Inc.*                                        168,054
     6,400   Planar Systems, Inc.*                                      71,872
     3,200   SBS Technologies, Inc.*                                    44,672
     7,400   Sonic Solutions, Inc.*                                    166,056
     8,200   Spectrum Control, Inc.*                                    59,532
     9,300   Stoneridge, Inc.*                                         140,709
     6,100   Technology Research Corp.                                  42,267
    12,000   X-Rite, Inc.                                              192,120
                                                                 -------------
                                                                     2,550,824
                                                                 -------------
             ENGINEERING & CONSTRUCTION             0.53%
     7,900   Keith Cos., Inc.*                                         137,381
     9,300   Michael Baker Corp.*                                      182,280
                                                                 -------------
                                                                       319,661
                                                                 -------------
             ENTERTAINMENT                          1.77%
    11,900   Bluegreen Corp.*                                          235,977
     1,900   Carmike Cinemas, Inc.                                      69,350
     7,700   Dover Downs Gaming & Entertainment, Inc.                  100,870
     9,500   Image Entertainment, Inc.*                                 56,430
    13,900   Mikohn Gaming Corp.*                                      142,058
     4,800   Nevada Gold & Casinos, Inc.*                               58,560
     2,000   Steinway Musical Instruments, Inc.*                        57,880
    34,900   Youbet.com, Inc.*                                         176,594
    39,200   Zomax, Inc.*                                              161,112
                                                                 -------------
                                                                     1,058,831
                                                                 -------------
             ENVIRONMENTAL CONTROL                  0.63%
     9,590   Aleris International, Inc.*                               162,263
    17,300   Waste Industries USA, Inc.                                214,520
                                                                 -------------
                                                                       376,783
                                                                 -------------
             FOOD                                   1.74%
     8,500   Interstate Bakeries Corp.*                                 54,825
    14,000   John B. Sanfilippo & Son, Inc.*                           360,920
    18,600   MGP Ingredients, Inc.                                     160,704
     4,800   Nash Finch Co.                                            181,248
    30,200   Poore Brothers, Inc.*                                     105,398
    18,300   Spartan Stores, Inc.*                                     121,695
     7,300   Tasty Baking Co.                                           59,057
                                                                 -------------
                                                                     1,043,847
                                                                 -------------
             FOREST PRODUCTS & PAPER                0.06%
     2,700   Buckeye Technologies, Inc.*                                35,127
                                                                 -------------

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

             GAS                                    0.27%
     4,500   Cascade Natural Gas Corp.                                  95,400
     2,400   Chesapeake Utilities Corp.                                 64,080
                                                                 -------------
                                                                       159,480
                                                                 -------------
             HEALTHCARE-PRODUCTS                    4.65%
     8,200   Cantel Medical Corp.*                                     306,844
    14,400   Cerus Corp.*                                               42,624
     5,500   DJ Orthopedics, Inc.*                                     117,810
     9,100   Encore Medical Corp.*                                      61,789
    18,100   Endologix, Inc.*                                          123,623
    31,600   HealthTronics, Inc.*                                      335,908
     3,200   ICU Medical, Inc.*                                         87,488
    10,500   Kensey Nash Corp.*                                        362,565
     5,600   Lifeline Systems, Inc.*                                   144,256
    13,300   Medical Action Industries, Inc.*                          262,010
     7,000   Meridian Bioscience, Inc.                                 121,730
     3,100   Merit Medical Systems, Inc.*                               47,368
    23,400   Micro Therapeutics, Inc.*                                  87,750
    16,800   North American Scientific, Inc.*                           90,552
    20,000   Osteotech, Inc.*                                          110,000
     4,000   Somanetics Corp.*                                          61,640
     7,300   SurModics, Inc.*                                          237,323
     6,000   TriPath Imaging, Inc.*                                     53,820
       900   Young Innovations, Inc.                                    30,357
     3,000   Zoll Medical Corp.*                                       103,200
                                                                 -------------
                                                                     2,788,657
                                                                 -------------
             HEALTHCARE-SERVICES                    2.96%
     7,900   Air Methods Corp.*                                         67,940
     7,950   America Service Group, Inc.*                              212,821
     3,600   American Dental Partners, Inc.*                            68,256
     2,300   Bio-Reference Labs, Inc.*                                  40,020
    19,800   Chronimed, Inc.*                                          129,294
     6,700   Emeritus Corp.*                                            86,430
     7,100   Horizon Health Corp.*                                     197,948
     3,290   National Dentex Corp.*                                    100,184
    12,800   OCA, Inc.*                                                 81,280
    21,600   Option Care, Inc.                                         371,304
     8,200   Pediatric Services of America, Inc.*                      104,632
     3,566   Psychiatric Solutions, Inc.*                              130,373
     4,600   RehabCare Group, Inc.*                                    128,754
     3,700   U.S. Physical Therapy, Inc.*                               57,054
                                                                 -------------
                                                                     1,776,290
                                                                 -------------
             HOME BUILDERS                          0.66%
     2,600   Dominion Homes, Inc.*                                      65,580
     7,200   National RV Holdings, Inc.*                                69,336
    13,200   Orleans Homebuilders, Inc.*                               262,020
                                                                 -------------
                                                                       396,936
                                                                 -------------

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

             HOME FURNISHINGS                       1.33%
    18,200   Applica, Inc.*                                            110,110
    10,800   Chromcraft Revington, Inc.*                               132,840
     5,300   Flexsteel Industries, Inc.                                 93,540
     4,600   Hooker Furniture Corp.                                    104,420
     4,800   MITY Enterprises, Inc.*                                    72,192
    14,800   Salton, Inc.*                                              83,768
     4,500   Stanley Furniture Co., Inc.                               202,275
                                                                 -------------
                                                                       799,145
                                                                 -------------
             HOUSEHOLD PRODUCTS/WARES               0.63%
     8,900   AT Cross Co.*                                              44,055
    18,800   Water Pik Technologies, Inc.*                             333,324
                                                                 -------------
                                                                       377,379
                                                                 -------------
             INSURANCE                              4.69%
     3,400   Affirmative Insurance Holdings, Inc.                       57,256
    10,900   American Equity Investment Life Holding Co.               117,393
    10,300   American Safety Insurance Holdings Ltd.*                  168,302
     7,700   Argonaut Group, Inc.*                                     162,701
     3,000   Baldwin & Lyons, Inc.                                      80,370
    20,800   Capital Title Group, Inc.                                 117,936
    39,000   Ceres Group, Inc.*                                        201,240
     9,300   CNA Surety Corp.*                                         124,155
     5,700   Donegal Group, Inc., Class A                              130,701
     3,300   Donegal Group, Inc., Class B                               73,425
     6,600   FPIC Insurance Group, Inc.*                               233,508
     3,910   Investors Title Co.                                       143,927
     8,700   Life Partners Holdings, Inc.                               64,554
    71,500   Meadowbrook Insurance Group, Inc.*                        356,785
     3,200   The Midland Co.                                           100,064
     7,300   Navigators Group, Inc.*                                   219,803
     3,800   NYMAGIC, Inc.                                              96,140
     9,500   PXRE Group Ltd.                                           239,495
     9,200   SCPIE Holdings, Inc.                                       91,080
     3,000   Tower Group, Inc.                                          36,000
                                                                 -------------
                                                                     2,814,835
                                                                 -------------
             INTERNET                               3.30%
    15,900   @Road, Inc.*                                              109,869
    19,900   24/7 Real Media, Inc.*                                     86,167
     5,000   Autobytel, Inc.*                                           30,200
     9,700   Blue Martini Software, Inc.*                               26,103
    12,500   BroadVision, Inc.*                                         34,500
     7,100   Captiva Software Corp.*                                    72,420
    12,900   Centillium Communications, Inc.*                           31,347
    13,600   Corillian Corp.*                                           66,912
    12,200   Cryptologic, Inc.                                         304,390
    10,570   Digitas, Inc.*                                            100,943
    26,700   E-Loan, Inc.*                                              90,246
     6,300   ePlus, Inc.*                                               74,403
     7,400   Insweb Corp.*                                              20,350

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

    13,800   Interland, Inc.*                                           45,126
    28,000   Lionbridge Technologies, Inc.*                            188,160
    11,400   Loudeye Corp.*                                             23,370
    11,500   Napster, Inc.*                                            108,100
     3,200   Neoforma, Inc.*                                            24,608
     8,900   PC-Tel, Inc.*                                              70,577
    15,000   Portal Software, Inc.*                                     39,750
     5,300   Secure Computing Corp.*                                    52,894
     8,900   SumTotal Systems, Inc.*                                    46,280
    20,200   TeleCommunication Systems, Inc.*                           67,448
    11,400   Trizetto Group, Inc.*                                     108,300
    16,800   WatchGuard Technologies, Inc.*                             74,424
    23,800   Workstream, Inc.*                                          80,920
                                                                 -------------
                                                                     1,977,807
                                                                 -------------
             INVESTMENT COMPANIES                   0.10%
     6,100   Medallion Financial Corp.                                  59,170
                                                                 -------------

             IRON/STEEL                             1.22%
    13,700   Material Sciences Corp.*                                  246,463
     4,900   Olympic Steel, Inc.*                                      129,899
     7,800   Oregon Steel Mills, Inc.*                                 158,262
     2,000   Ryerson Tull, Inc.                                         31,500
     4,000   Shiloh Industries, Inc.*                                   56,000
     3,900   Steel Technologies, Inc.                                  107,289
                                                                 -------------
                                                                       729,413
                                                                 -------------
             LEISURE TIME                           0.72%
     4,200   Ambassadors International, Inc.                            66,066
     6,550   Marine Products Corp.                                     171,020
     7,100   Navigant International, Inc.*                              86,407
     8,800   Pegusus Solutions, Inc.*                                  110,880
                                                                 -------------
                                                                       434,373
                                                                 -------------
             LODGING                                0.61%
    51,300   Jameson Inns, Inc.*                                       101,061
    11,600   MTR Gaming Group, Inc.*                                   122,496
     4,500   The Sands Regent                                           58,482
    13,300   Westcoast Hospitality Corp.*                               81,130
                                                                 -------------
                                                                       363,169
                                                                 -------------
             MACHINERY-DIVERSIFIED                  1.05%
     9,800   Alamo Group, Inc.                                         266,168
     1,400   Cascade Corp.                                              55,930
    10,600   Gehl Co.*                                                 247,510
     6,200   Key Technology, Inc.*                                      59,830
                                                                 -------------
                                                                       629,438
                                                                 -------------
             MATERIAL                               0.00%
    10,241   Blue Earth Refineries, Inc.*+                               1,024
                                                                 -------------

             MEDIA                                  0.36%
    65,200   Digital Generation Systems, Inc.*                          81,500
     6,000   Thomas Nelson, Inc.                                       135,600
                                                                 -------------
                                                                       217,100
                                                                 -------------

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

             METAL FABRICATE/HARDWARE               1.09%
     5,600   Hawk Corp.*                                                48,384
     5,900   Northwest Pipe Co.*                                       147,205
     5,700   NS Group, Inc.*                                           158,460
     4,800   Penn Engineering & Manufacturing Corp.                     86,880
     9,000   Sun Hydraulics, Inc.                                      143,730
     5,500   Wolverine Tube, Inc.*                                      71,005
                                                                 -------------
                                                                       655,664
                                                                 -------------
             MISCELLANEOUS MANUFACTURING            0.85%
     1,500   Atlantis Plastics, Inc.*                                   26,700
    10,500   GSI Lumonics, Inc.*                                       120,540
    20,600   Lydall, Inc.*                                             244,316
     4,600   Park-Ohio Holdings Corp.*                                 119,140
                                                                 -------------
                                                                       510,696
                                                                 -------------
             OIL & GAS                              2.02%
       500   Barnwell Industries, Inc.                                  37,005
    22,800   Brigham Exploration Co.*                                  205,200
    14,400   Carrizo Oil & Gas, Inc.*                                  162,720
     7,000   Edge Pertroleum Corp.*                                    102,060
     8,800   Giant Industries, Inc.*                                   233,288
     8,300   Meridian Resource Corp.*                                   50,215
     8,900   Mission Resources Corp.*                                   51,976
     9,500   Parallel Petroleum Corp.*                                  51,300
    39,300   Parker Drilling Co.*                                      154,449
    32,900   Petroquest Energy, Inc.*                                  162,855
                                                                 -------------
                                                                     1,211,068
                                                                 -------------
             OIL & GAS SERVICES                     0.89%
     6,700   Dawson Geophysical Co.*                                   146,395
     9,900   Gulf Island Fabrication, Inc.                             216,117
    10,500   Matrix Service Co.*                                        84,630
    13,300   Mitcham Industries, Inc.*                                  89,110
                                                                 -------------
                                                                       536,252
                                                                 -------------
             PACKAGING & CONTAINERS                 0.26%
     5,400   Anchor Glass Container Corp.                               36,288
     1,800   Greif, Inc.                                               100,800
     2,000   Polyair Inter Pack, Inc.*                                  17,720
                                                                 -------------
                                                                       154,808
                                                                 -------------
             PHARMACEUTICALS                        5.08%
     6,600   Accelrys, Inc.*                                            51,480
     8,600   Anika Therapeutics, Inc.*                                  78,690
   107,100   Aradigm Corp.*                                            185,283
     3,500   Bradley Pharmaceuticals, Inc.*                             67,900
     9,400   Collagenex Pharmaceuticals, Inc.*                          68,996
   101,700   Corixa Corp.*                                             370,188
    26,700   Curative Health Services, Inc.*                           182,895
     4,100   CV Therapeutics, Inc.*                                     94,300
     4,500   Emisphere Technologies, Inc.*                              18,225
    69,600   Guilford Pharmaceuticals, Inc.*                           344,520
     9,100   Hi-Tech Pharmacal Co., Inc.*                              167,804
    59,500   The Immune Response Corp.*                                 95,795

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

    22,800   Inkine Pharmaceutical Co.*                                123,804
     4,000   Medarex, Inc.*                                             43,120
     9,400   MIM Corp.*                                                 59,690
     1,500   National Medical Health Card Systems, Inc.*                34,651
     2,700   Nature's Sunshine Products, Inc.                           54,972
     5,750   Neogen Corp.*                                             130,238
    13,000   Neurogen Corp.*                                           121,680
    10,000   Noven Pharmaceuticals, Inc.*                              170,600
     7,100   PetMed Express, Inc.*                                      54,031
   131,500   Titan Pharmaceuticals, Inc.*                              423,430
    23,600   Vivus, Inc.*                                              105,020
                                                                 -------------
                                                                     3,047,312
                                                                 -------------
             PIPELINES                              0.12%
    11,900   Transmontaigne, Inc.*                                      72,947
                                                                 -------------

             REAL ESTATE INVESTMENT TRUST           0.37%
    12,400   Boykin Lodging Co.                                        113,584
     4,000   Equity Inns, Inc.                                          46,960
     5,000   Winston Hotels, Inc.*                                      59,050
                                                                 -------------
                                                                       219,594
                                                                 -------------
             RETAIL                                 5.20%
     2,700   America's Car Mart, Inc.*                                 102,600
    15,800   Books-A-Million, Inc.                                     151,996
     9,900   Champps Entertainment, Inc.*                               85,338
     8,100   Checkers Drive-In Restaurants, Inc.*                      108,540
    34,100   EZCORP, Inc., Class A*                                    525,481
     8,400   Finlay Enterprises, Inc.*                                 166,236
    10,050   First Cash Financial Services, Inc.*                      268,436
     7,400   GameStop Corp.*                                           165,464
    13,200   GTSI Corp.*                                               138,732
     8,000   Hastings Entertainment, Inc.*                              66,240
     3,937   Jos. A. Bank Clothiers, Inc.*                             111,417
     3,400   Kenneth Cole Productions, Inc.                            104,924
     2,800   Movado Group, Inc.                                         52,220
     5,100   The Pantry, Inc.*                                         153,459
     9,600   Party City Corp.*                                         124,128
    13,100   PC Connection, Inc.*                                      124,712
    11,300   Retail Ventures, Inc.*                                     80,230
     4,300   Rex Stores Corp.*                                          65,317
     3,900   Sharper Image Corp.*                                       73,515
     5,000   The Sportsman's Guide, Inc.*                              112,500
     8,400   Total Entertainment Restaurant Corp.*                     100,128
     4,700   World Fuel Services Corp.                                 234,060
                                                                 -------------
                                                                     3,115,673
                                                                 -------------
             SAVINGS & LOANS                        3.00%
     1,500   Citizens First Bancorp, Inc.                               36,270
     3,500   First Defiance Financial Corp.                             99,645
     5,700   FirstBank NW Corp.                                        161,937
     5,300   Flushing Financial Corp.                                  106,318
     5,100   Franklin Bank Corp.*                                       93,075

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

     8,140   HF Financial Corp.                                        148,555
     5,200   HMN Financial, Inc.                                       169,234
     7,000   ITLA Capital Corp.*                                       411,530
     2,000   NASB Financial, Inc.                                       79,920
    14,800   Provident Financial Holdings, Inc.                        426,980
     1,100   WSFS Financial Corp.                                       66,352
                                                                 -------------
                                                                     1,799,816
                                                                 -------------
             SEMICONDUCTORS                         3.14%
     3,400   ADE Corp.*                                                 63,648
    12,500   Advanced Power Technology, Inc.*                           96,750
    19,800   Anadigics, Inc.*                                           74,250
     9,900   August Technology Corp.*                                  104,247
    28,400   AXT, Inc.*                                                 44,872
     8,300   Catalyst Semiconductor, Inc.*                              45,650
     5,000   Cohu, Inc.                                                 92,800
     7,200   Diodes, Inc.*                                             162,936
     6,600   Hifn, Inc.*                                                60,852
     4,300   ICOS Vision Systems N.V.*                                 121,475
     9,400   Integrated Silicon Solutions, Inc.*                        77,080
     7,100   Intest Corp.*                                              31,240
     8,800   LTX Corp.*                                                 67,672
     6,000   Nanometrics, Inc.*                                         96,714
     6,000   Peak International Ltd.*                                   24,564
     5,500   Richardson Electronics Ltd.                                58,355
     3,400   Rudolph Technologies, Inc.*                                58,378
    14,000   Semitool, Inc.*                                           129,920
     6,200   Standard Microsystems Corp.*                              110,546
     9,000   Therma-Wave, Inc.*                                         31,140
    16,200   Three-Five Systems, Inc.*                                  39,204
    42,900   Transwitch Corp.*                                          66,066
     5,500   Ultratech, Inc.*                                          103,675
     4,300   Virage Logic Corp.*                                        79,851
     6,000   White Electronic Designs Corp.*                            37,980
                                                                 -------------
                                                                     1,879,865
                                                                 -------------
             SOFTWARE                               5.04%
    25,800   Actuate Corp.*                                             65,790
    10,600   American Software, Inc.                                    63,918
    13,300   Bottomline Technologies, Inc.*                            192,717
     5,200   CCC Information Services Group, Inc.*                     115,492
     7,500   Concord Communications, Inc.*                              83,100
     6,200   Concur Technologies, Inc.*                                 55,242
    26,600   DocuCorp International, Inc.*                             252,700
     7,900   Embarcadero Technologies, Inc.*                            74,339
     6,700   EPIQ Systems, Inc.*                                        98,088
     4,400   IMPAC Medical Systems, Inc.*                               90,596
    32,600   Indus International, Inc.*                                 69,731
     8,800   Infocrossing, Inc.*                                       148,984
     8,600   Mantech International Corp.*                              204,164
    15,600   MAPICS, Inc.*                                             164,580
     6,300   Mapinfo Corp.*                                             75,474

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------

     6,200   Mediware Information Systems, Inc.*                        78,678
    12,700   MetaSolv, Inc.*                                            33,655
    19,800   MIND C.T.I. Ltd.                                          115,236
    12,600   Moldflow Corp.*                                           200,340
     4,500   Packeteer, Inc.*                                           65,025
     9,400   PDF Solutions, Inc.*                                      151,434
     3,600   Pegasystems, Inc.*                                         30,708
    11,000   Pervasive Software, Inc.*                                  53,350
     3,000   QAD, Inc.                                                  26,760
     1,800   Quality Systems, Inc.*                                    107,640
    15,100   Radica Games Ltd.                                         120,196
     6,600   Schawk, Inc.                                              119,988
     5,400   The SCO Group, Inc.*                                       22,896
     5,400   Seachange International, Inc.*                             94,176
     3,900   Ultimate Software Group, Inc.*                             49,452
                                                                 -------------
                                                                     3,024,449
                                                                 -------------
             TELECOMMUNICATIONS                     4.70%
     6,000   Anaren, Inc.*                                              77,760
    10,500   Avici Systems, Inc.*                                       95,025
    24,500   Boston Communications Group, Inc.*                        226,380
    20,200   CalAmp Corp.*                                             180,588
     5,900   Carrier Access Corp.*                                      63,012
    28,600   Computer Network Technology Corp.*                        203,060
     7,300   Comtech Telecommunications Corp.*                         274,553
    14,900   CT Communications, Inc.                                   183,270
    22,400   Forgent Networks, Inc.*                                    47,712
     8,700   HickoryTech Corp.                                          93,003
    20,400   Hypercom Corp.*                                           120,768
     2,400   Intrado, Inc.*                                             29,040
    21,500   Lightbridge, Inc.*                                        129,860
    12,900   Mastec, Inc.*                                             130,419
    30,700   Metro One Telecommunications, Inc.*                        48,813
     4,100   North Pittsburgh Systems, Inc.                            101,393
    27,800   Optical Communication Products, Inc.*                      69,500
    19,400   Radyne Comstream Corp.*                                   144,918
     2,154   SafeNet, Inc.*                                             79,138
     7,500   Stratos International, Inc.*                               32,925
    13,100   Sunrise Telecom, Inc.                                      37,204
    17,900   Symmetricom, Inc.*                                        173,809
    10,100   Talk America Holdings, Inc.*                               66,862
     3,500   Tessco Technologies, Inc.*                                 48,965
     8,200   Tollgrade Communications, Inc.*                           100,368
     8,400   Westell Technologies, Inc.*                                57,120
                                                                 -------------
                                                                     2,815,465
                                                                 -------------
             TEXTILES                               0.47%
     8,000   Culp, Inc.*                                                54,240
     8,100   Dixie Group, Inc.*                                        136,566
    16,600   Quaker Fabric Corp.                                        92,960
                                                                 -------------
                                                                       283,766
                                                                 -------------

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)
 Number of
  Shares                                                              Value
----------                                                         -----------


             TOYS/GAMES/HOBBIES                     0.15%
     5,300   Department 56, Inc.*                                       88,245
                                                                 -------------

             TRANSPORTATION                         1.66%
     4,900   Celadon Group, Inc.*                                      109,025
     6,300   Dynamex, Inc.*                                            116,739
     4,900   Maritrans, Inc.                                            89,033
     6,200   Marten Transport Ltd.*                                    140,926
     8,966   P.A.M. Transportation Services, Inc.*                     168,112
     7,000   RailAmerica, Inc.*                                         91,350
     6,800   SCS Transportation, Inc.*                                 158,916
     7,200   Vitran Corp., Inc.*                                       123,120
                                                                 -------------
                                                                       997,221
                                                                 -------------

             TOTAL COMMON STOCKS (COST $51,410,030)                 58,657,013
                                                                 -------------

             EXCHANGE TRADED FUND                   1.06%
     4,900   iShares Russell 2000 Index Fund                           634,550
                                                                 -------------

             TOTAL EXCHANGE TRADED FUND (COST $622,798)                634,550
                                                                 -------------


Principal
  Amount
----------
            SHORT-TERM INVESTMENTS                  1.67%
  $998,404  UMB Bank, n.a.,
            Money Market Fiduciary Demand Deposit                     998,404
                                                                 -------------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $998,404)                                            998,404
                                                                 -------------

            TOTAL INVESTMENTS (COST $53,031,232)  100.55%           60,289,967

            Liabilities less Other Assets        (0.55)%             (328,961)
                                                                 -------------

            TOTAL NET ASSETS                      100.00%          $59,961,006
                                                                 =============
            (equivalent to $11.70 per share;
            unlimited shares of $1.00 par value
            capital shares authorized;
            5,124,734 shares outstanding)


             * Non-income producing security
             + Illiquid security valued at fair value in acceptance with procedures established by the Fund's Board of Trustees.

               See accompanying Notes to Schedule of Investments

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                                December 31, 2004
                                   (Unaudited)



1.  ORGANIZATION

Lotsoff Capital Management Equity Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists solely of the Micro Cap Fund (the "Fund"). The Micro Cap Fund commenced operations on November 7, 2003.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at mean of the current bid and ask prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

(b) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.  FEDERAL INCOME TAX INFORMATION

At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

             Cost of Investments                         $  53,059,668
                                                         =============

             Gross Unrealized Appreciation               $  10,698,099
             Gross Unrealized Depreciation                  (3,467,800)
                                                         -------------

             Net Unrealized Depreciation
                      on Investments                     $    7,230,299
                                                         ==============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       ----------------------
       Seymour N. Lotsoff
       President

Date:  February 28, 2005

By:    /s/ Margaret M. Baer
       --------------------
       Margaret M. Baer
       Secretary and Treasurer

Date:  February 28, 2005